Provisions for legal proceedings	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Provisions for legal proceedings
30.	Provisions for legal proceedings

30.1.	Provisions for legal proceedings, judicial deposits and contingent liabilities

The Company recognizes provisions based on the best estimate of the costs of proceedings for which it is probable that an outflow of resources embodying economic benefits will be required and that can be reliably estimated. These proceedings mainly include:

•	Labor claims, in particular: (i) a review of the methodology by which the minimum compensation based on an employee’s position and work schedule (Remuneração Mínima por Nível e Regime—RMNR) is calculated; (ii) lawsuits relating to overtime pay and (iii) actions of outsourced employees;

•	Tax claims including: (i) claims relating to Brazilian federal tax credits applied that were disallowed; (ii) demands relating to the VAT (ICMS) tax collection on jet fuel sales and (iii) alleged misappropriation of VAT (ICMS) tax credits on import of platforms;

•	Civil claims relating to: (i) agreement to settle the Consolidated Securities Class Action before the United States District Court for the Southern District of New York; (ii) collection of royalties over the shale extraction; (iii) non-compliance with contractual terms relating to oil platform construction; (iv) compensation relating to an easement over a property; (v) collection of production taxes over natural gas production; (vi) penalties applied by ANP relating to measurement systems.

Provisions for legal proceedings are set out as follows:

	12.31.2017	12.31.2016
Current and Non-current liabilities
Civil claims	4,342	575
Labor claims	1,364	1,226
Tax claims	1,229	1,528
Environmental claims	91	60
Other claims	—	2

Total	7,026	3,391

Current liabilities	2,256	—
Non-current liabilities	4,770	3,391

	12.31.2017	12.31.2016
Opening Balance	3,391	2,247
Additions	3,937	997
Use of provision	(454)	(654)
Accruals and charges	285	350
Others	—	(52)
Cumulative translation adjustment	(133)	503

Closing Balance	7,026	3,391

In preparing its financial statements for the period ended December 31, 2017, the Company considered all available information concerning legal proceedings in which the Company is a defendant, in order to estimate the amounts of obligations and probability that outflows of resources will be required.

Excluding foreign exchange translation effects (see note 2), the main changes in the provision for legal proceedings in 2017 were primarily attributable to the class action settlement provisioned in the last quarter, to unfavorable court rulings that changed probabilities of outflows of resources relating to certain claims to probable, as well as indexation charges over the balance of provision, as presented below:

Labor claims

Provision for labor claims increased mainly due to the assessment of court rulings on several labor disputes occurred during this period and to indexation charges over the balance of provision, partially offset by the reversion of a provision made to a claim filed by Sindipetro Norte Fluminense relating to the methodology used to consider overtime into the calculation of paid weekly rest following a favorable decision on the Company’s appeal granted by the Superior Labor Court (“Tribunal Superior do Trabalho—TST”).

Tax claims

Provision for tax claims decreased primarily reflecting the reversion of a provision previously recognized in 2016 with respect to disallowed tax credits applied for income taxes and other Brazilian Federal taxes computation, following the Company’s decision to benefit from the Special Tax Settlement Program (Programa Especial de Regularização Tributária—PRT), as shown in note 21.2.1.

In addition, there were some provisions recognized and reversed during this period due to unfavorable court rulings and the decision to settle them along with the reliefs provided by the PRT, relating to:

•	Disallowed tax credits applied for income taxes and other Brazilian Federal taxes computation, as set out in note 21.2.1; and

•	Deduction of amounts paid to Petros Plan from the taxable profit computation, use of tax benefits over the import of certain equipment and the use of tax loss carry forwards as a deduction from the taxable income computation, as shown in note 21.2.2.

Civil claims

Provision for civil claims increased following the agreement to settle the Consolidated Securities Class Action, as set out in note 30.4.1, assessment of court rulings occurred in this period denying the Company’s appeals with respect to production taxes collection over gas production in Urucu field, fines imposed by ANP relating to measurement systems and other civil claims, as well as indexation charges over the balance of provisions.

In addition, there were some provisions recognized and reversed during 2017, due to settlements reached and unfavorable rulings payed and joined to PRD, in respect of:

•	Agreements to settle Opt-out Claims filed before the United States District Court for the Southern District of New York, as set out in note 30.4.1;

•	Disputes with ANP relating to production taxes over oil and gas production, as set out in note 21.2.3; and

•	Arbitration award against the Company determined by the International Chamber of Commerce on the merits of P-62 construction.

30.2.	Judicial deposits

Judicial deposits made in connection with legal proceedings are set out in the table below according to the nature of the corresponding lawsuits:

	12.31.2017	12.31.2016
Non-current assets
Tax	3,302	1,803
Civil	891	1,101
Labor	1,209	1,006
Environmental	176	84
Others	4	5

Total	5,582	3,999

	12.31.2017	12.31.2016
Opening Balance	3,999	2,499

Additions	1,601	952
Use of provision	(138)	(147)
Accruals and charges	226	185
Others	—	(28)
Cumulative translation adjustment	(106)	538

Closing Balance	5,582	3,999

In 2017, the Company made judicial deposits in the amount of US$ 1,601 mainly resulting from an unfavorable decision issued by the Regional Federal Court of Rio de Janeiro (Tribunal Regional Federal – TRT/RJ) in October 2017, with respect to withholding income tax on remittances for payments of vessel charters occurred from 1999 to 2002, as set out in note 30.3.

30.3.	Contingent liabilities

Contingent liabilities for which either the Company is unable to make a reliable estimate of the expected financial effect that might result from resolution of the proceeding, or a cash outflow is not probable, are not recognized as liabilities in the financial statements but are disclosed in the notes to the financial statements, unless the likelihood of any outflow of resources embodying economic benefits is considered remote.

The estimates of contingent liabilities for legal proceedings are indexed to inflation and updated by applicable interests. As of December 31, 2017, estimated contingent liabilities for which the possibility of loss is not considered remote are set out in the following table:

Nature	12.31.2017	12.31.2016
Tax	39,137	47,830
Labor	7,202	7,225
Civil—General	9,621	9,049
Civil—Environmental	2,354	2,172
Others	—	1

Total	58,314	66,277

A brief description of the nature of the main contingent liabilities (tax, civil, environmental and labor) is set out in the following table:

	Estimate
Description of tax matters	12.31.2017	12.31.2016
Plaintiff: Secretariat of the Federal Revenue of Brazil
1) Withholding income tax (IRRF), Contribution of Intervention in the Economic Domain (CIDE), Social Integration Program (PIS) and Contribution to Social Security Financing (COFINS) on remittances for payments of vessel charters.

Current status: In October 2017, the Regional Federal Court (Tribunal Regional Federal - TRF) of the State of Rio de Janeiro ruled that the Company should have paid withholding income tax (Imposto de Renda Retido na Fonte- IRRF) on remittances for payments of vessel charters, occurred from 1999 to 2002, which have a current debt of US$ 2.7 billion. The legal argument involves the legality of the normative rule issued by the Federal Revenue of Brazil, which ensured no taxation over those remittances. The Company considers the likelihood of loss as possible, since there are decisions from Superior Courts favorable to the understanding of the Company, and will continue to defend its opinion.

The Company joined to the settlement program established by law 13,586/17, which enabled the regularization of administrative and judicial proceedings relating to IRRF from 2008 to 2013, including the tax deficiency notice issued in January 2, 2018, as set out in note 21.2.4.

The other claims, concerning CIDE and PIS/COFINS, involve lawsuits in different administrative and judicial stages, for which the Company understand there is a possible likelihood of loss, since there are legal predictions in line with the understanding of the Company, including the mentioned tax deficiency notice.

	13,041	15,479

2) Income from foreign subsidiaries and associates located outside Brazil not included in the computation of taxable income (IRPJ and CSLL).

Current status: In 2017, the Company received a new tax deficiency notice for not including income from subsidiaries located outside Brazil. This and the other claims involve lawsuits in different administrative and judicial stages. The Company considers the likelihood of loss as possible, since there are decisions from Superior Courts favorable to the understanding of the Company.	3,988	3,095

3) Requests to compensate federal taxes disallowed by the Brazilian Federal Tax Authority.

Current status: This claim involves lawsuits in different administrative and judicial stages.	3,621	3,375

4) Incidence of social security contributions over contingent bonuses paid to employees.

Current status: Awaiting the hearing of an appeal at the administrative level, including a new tax deficiency notice received by the Company.	1,541	1,053

5) Collection of Contribution of Intervention in the Economic Domain (CIDE) on transactions with fuel retailers and service stations protected by judicial injunctions determining that fuel sales were made without gross-up of such tax.

Current status: This claim involves lawsuits in judicial stages.	672	656

6) Deduction from the basis of calculation of taxable income (income tax - IRPJ and social contribution - CSLL) of several expenses related to employee benefits.

Current status: The court ruled on this matter in the second quarter of 2017 granting the deduction of these expenses from the taxable profit computation, but limited it to 20% of the payroll and compensation of key management participants in the plan. After assessing the fundamentals of this court ruling, the Company reassessed the probability of outflow of resources with respect to this dispute and estimated it as probable.

The other claims of this item, which have different legal basis, remain with their likelihood of loss as possible, and are in different administrative and judicial stages.

	613	2,355

7) Immediate deduction from the basis of calculation of taxable income (income tax - IRPJ and social contribution - CSLL) of crude oil production development costs.

Current status: The likelihood of loss is now considered remote, since the Administrative Board of Tax Appeals (Conselho Administrativo de Recursos Fiscais - CARF) granted unanimous decisions favorable to the Company in administrative proceedings.	—	6,305

Plaintiff: State of São Paulo Finance Department
8) Penalty for the absence of a tax document while relocating a rig to an exploratory block, and on the return of this vessel, as well as collection of the related VAT (ICMS), as a result of the temporary admission being unauthorized, because the customs clearance has been done in Rio de Janeiro instead of São Paulo.

Current status: This claim involves lawsuits in judicial stages. Regarding the absence of a tax document while relocating a rig, there was a definitive decision in favor of the Company, which reduced the balance of this contingent liability.	761	1,703

9) Deferral of payment of VAT (ICMS) taxes on B100 Biodiesel sales and the charge of a 7% VAT rate on B100 on Biodiesel interstate sales, including states in the Midwest, North and Northeast regions of Brazil and the State of Espírito Santo.

Current status: This claim involves lawsuits at administrative level.	887	834

Plaintiff: States of RJ, BA and AL Finance Departments
10) VAT (ICMS) on dispatch of liquid natural gas (LNG) and C5+ (tax document not accepted by the tax authority), as well as challenges on the rights to this VAT tax credit.

Current status: This claim involves lawsuits in different administrative and judicial stages.	1,366	1,354

Plaintiff: Municipal governments of the cities of Anchieta, Aracruz, Guarapari, Itapemirim, Marataízes, Linhares, Vila Velha and Vitória
11) Alleged failure to withhold and pay tax on services provided offshore (ISSQN) in favor of some municipalities in the State of Espírito Santo, under the allegation that the service was performed in their “respective coastal waters”.

Current status: This claim involves lawsuits in different administrative and judicial stages.	1,224	1,117

Plaintiff: States of RJ, SP, PR, RO and MG Finance Departments
12) Additional VAT (ICMS) due to differences in rates on jet fuel sales to airlines in the domestic market, among other questions relating to the use of tax benefits.

Current status: This claim involves lawsuits in administrative and judicial stages.	1,087	1,285

Plaintiff: States of PR, AM, BA, ES, PA, PE and PB Finance Departments
13) Incidence of VAT (ICMS) over alleged differences in the control of physical and fiscal inventories.

Current status: This claim involves lawsuits in different administrative and judicial levels.	976	840

Plaintiff: States of RJ, SP, ES, BA, PE, MG, RS, AL and SE Finance Departments
14) Misappropriation of VAT tax credit (ICMS) that, per the tax authorities, are not related to property, plant and equipment.

Current status: This claim involves lawsuits in different administrative and judicial stages.	994	490

Plaintiff: States of RJ, RN, AL, AM, PA, BA, GO, MA, SP and PE Finance Departments
15) Alleged failure to write-down VAT (ICMS) credits related to zero tax rated or non-taxable sales made by the Company’s customers.

Current status: This claim involves lawsuits in different administrative and judicial stages.	1,029	755

Plaintiff: States of SP, RS and SC Finance Departments
16) Collection of VAT (ICMS) related to natural gas imports from Bolivia, alleging that these states were the final destination (consumers) of the imported gas.

Current status: This claim involves lawsuits in different administrative and judicial stages, as well as three civil lawsuits in the Federal Supreme Court.	852	827

Plaintiff: States of SP, CE, PB, RJ, BA, PA and AL Finance Departments
17) VAT (ICMS) and VAT credits on internal consumption of bunker fuel and marine diesel, destined to chartered vessels.

Current status: This claim involves several tax notices from the states in different administrative and judicial stages.	578	566

Plaintiff: States of AM, BA, RS and RJ Finance Departments
18) Disagreement about the basis of calculation of VAT (ICMS) on interstate sales and transfers between different stores from the same contributor.

Current status: This claim involves lawsuits in different administrative and judicial stages.	448	351

Plaintiff: States of RJ, SP, SE and BA Finance Departments
19) Misappropriation of VAT tax credit (ICMS) on the acquisitions of goods that, per the tax authorities, are not related to property, plant and equipment.

Current status: This claim involves lawsuits in different administrative and judicial stages.	513	405

Plaintiff: States of MG, MT, GO, RJ, PA, CE, BA, PR, SE, AL, RN, SP and PR Finance Departments
20) Misappropriation of VAT tax credit (ICMS) on the acquisitions of goods that, per the tax authorities, are not related to inventories.

Current status: This claim involves lawsuits in different administrative and judicial stages.	284	341

Plaintiff: State of Pernambuco Finance Department
21) Alleged incorrect application of VAT (ICMS) tax base with respect to interstate sales of natural gas transport through city-gates in the State of Pernambuco destined to the distributors in that State. The Finance Department of the State of Pernambuco understands that activity as being an industrial activity which could not be characterized as an interstate sale transaction (considering that the Company has facilities located in Pernambuco), and consequently charging the difference on the tax levied on the sale and transfer transactions.

Current status: This claim involves lawsuits in different administrative and judicial stages.	335	312

22) Other tax matters	4,327	4,332

Total for tax matters	39,137	47,830

	Estimate
Description of labor matters	12.31.2017	12.31.2016
Plaintiff: Sindipetro of ES, RJ, BA, MG, SP, PE, PB, SE, AL, RN, CE, PI, PR, SC and RS.
1) Class actions requiring a review of the methodology by which the minimum compensation based on an employee’s position and work schedule (Remuneração Mínima por Nível e Regime - RMNR) is calculated.

Current status: Awaiting the Superior Labor Court to judge appeals filed by the Company. The judgement on the Company’s collective bargaining agreement is stayed pending the Superior Labor Court decision on the appeal. Due to an unfavorable court decision relating to individual bargaining agreements and favorable court decision relating to collective bargaining agreements, the Company consider the likelihood of loss as possible.	4,516	4,383

Plaintiff: Sindipetro of Norte Fluminense – SINDIPETRO/NF
2) The plaintiff claims Petrobras failed to pay overtime for standby work exceeding 12-hours per day. It also demands that the Company respects a 12-hour limit of standby work per workday, as well as an 11-hour period for rest between workdays, subject to a daily fine.

Current status: Awaiting the Superior Labor Court to judge appeals filed by the plaintiff.	389	369

Plaintiff: Sindipetro of ES, RJ, MG, BA, SP, PR, CE, PI, SC, AL, SE and RS
3) Class Actions regarding wage underpayments to certain employees due to expected changes in the methodology used to consider overtime into the calculation of paid weekly rest, allegedly computed based on ratios that are higher than the 1/6 ratio established by Law No. 605/49.

Current status: The Superior Labor Court (“Tribunal Superior do Trabalho - TST”) unified, in all of its classes, favorable understanding to the Company’s opinion relating to the paid weekly rest, whereas there are TST decisions favorable to the plaintiffs on individual and class actions judged before the mentioned unification. However, two of these class actions, relating to claims filed by SINDIPETRO/MG and SINDIPETRO/NF, had their decisions suspended by the TST, in trial sessions held on September 26, 2017 and February 20, 2018, due to some motions to set aside the judgments proposed by the Company. For this reason and in face of the remote possibility of a reversal on this decision, the likelihood of loss is now considered remote.	121	311

4) Other labor matters	2,176	2,162

Total for labor matters	7,202	7,225

	Estimate
Description of civil matters	12.31.2017	12.31.2016
Plaintiff: Agência Nacional de Petróleo, Gás Natural e Biocombustíveis - ANP
1) Proceedings challenging an ANP order requiring Petrobras to unite Lula and Cernambi fields on the BM-S-11 joint venture; to unite Baúna and Piracicaba fields; to unite Tartaruga Verde and Mestiça fields; and to unite Baleia Anã, Baleia Azul, Baleia Franca, Cachalote, Caxaréu, Jubarte and Pirambu, in the Parque das Baleias complex, which would cause changes in the payment of special participation charges.

Current status: This list involves claims that are disputed in court and in arbitration proceedings. The Company has made judicial deposits on the Lula/Cernanbi and the Baúna/Piracaba fields proceedings for the alleged differences resulting from the special participation. However, with the reversal of the favorable injunction, currently the payment of these alleged differences have been made directly to ANP, until a final judicial decision is handed down. On the Parque das Baleias complex proceeding, the Superior Court of Justice (“Superior Tribunal de Justiça - STJ”) ruled that is the Chamber of Arbitration which has the responsibility to determine if the claim should be arbitrated or not. On the Tartaruga Verde and Mestiça fields unitization proceeding, the Regional Federal Court of the Second Region has the opinion that the Chamber of Arbitration has jurisdiction, and authorized this arbitration. Therefore, the arbitrations on the Lula/Cernambi and Baúna/Piracicaba fields unitization are currently stayed, while the Judiciary states there is no obstacle to continue with the Parque das Baleias complex and the Tartaruga Verde and Mestiça fields arbitrations. The change in the amount relates to the indexation charge and the inclusion of production taxes on the Parque das Baleias complex, which collection is stayed due to judicial and arbitral decision.	2,633	1,992

2) Administrative proceedings challenging an ANP order requiring Petrobras to pay additional special participation fees and royalties (production taxes) with respect to several fields, including a misunderstanding about the oil prices used on the calculation of production taxes on Lula field. It also includes contention about fines imposed by ANP due to alleged failure to comply with the minimum exploration activities program, as well as alleged irregularities relating to compliance with oil and gas industry regulation.

Current status: In August 2017, the Company had an adverse judicial sentence relating to a fine issued by ANP. Therefore, in the third quarter, several proceedings had the probability of loss considered as probable. However, one claim relating to Lula field had the probability of loss considered as remote, following a favorable decision in administrative stage. The other claims involve lawsuits in different administrative and judicial stages.	1,635	1,668

Plaintiff: Several plaintiffs in Brazil and EIG Management Company in USA
3) Arbitration in Brazil and lawsuit in the USA regarding Sete Brasil.

Current status: The arbitrations are at different stages, with no court ruling at this moment. The lawsuit filed by EIG and affiliates alleges that the Company committed fraud by inducing plaintiffs to invest in Sete Brasil Participações S. A. (“Sete”) through communications that failed to disclose the alleged corruption scheme. The District Court of the District of Columbia partially granted the Company’s motion to dismiss. Petrobras entered another motion to dismiss the remaining part of the lawsuit and the proceeding is currently stayed in the first instance due to this appeal. On October 30, 2017, the Company filed a response to EIG’s counter-arguments presented in the appeal.	2,127	1,644

Plaintiff: Refinaria de Petróleo de Manguinhos S.A.
4) Lawsuit seeking to recover damages for alleged anti-competitive practices with respect to gasoline, diesel and LPG sales in the domestic market.

Current status: This claim is in the judicial stage. In a recent decision, the Brazilian Judicial Branch did not consider the Company’s practices as anti-competitive, supporting previous opinion of the Brazilian Antitrust Regulator (CADE). Thus, the likelihood of loss is now deemed remote.	—	575

Plaintiff: Vantage Deepwater Company and Vantage Deepwater Drilling Inc.
5) Arbitration in the United States for unilateral termination of the drilling service contract tied to ship-probe Titanium Explorer.

Current status: The merits hearing has been held and the award of the Arbitration Tribunal is expected to be rendered in the first quarter of 2018.	400	400

6) Other civil matters	2,826	2,770

Total for civil matters	9,621	9,049

	Estimate
Description of environmental matters	12.31.2017	12.31.2016
Plaintiff: Ministério Público Federal, Ministério Público Estadual do Paraná, AMAR - Associação de Defesa do Meio Ambiente de Araucária, IAP - Instituto Ambiental do Paraná and IBAMA - Instituto Brasileiro de Meio Ambiente e Recursos Naturais Renováveis.

1) Legal proceeding related to specific performance obligations, indemnification and compensation for damages related to an environmental accident that occurred in the State of Paraná on July 16, 2000.

Current status: The court partially ruled in favor of the plaintiff. However, both parties (the plaintiff and the Company) filed an appeal.	942	855

Plaintiff: Instituto Brasileiro de Meio Ambiente - IBAMA and Ministério Público Federal
2) Administrative proceedings arising from environmental fines related to exploration and production operations (Upstream) contested because of disagreement over the interpretation and application of standards by IBAMA, as well as a public civil action filed by the Ministério Público Federal for alleged environmental damage due to the accidental sinking of P-36 Platform.

Current status: A number of defense trials and the administrative appeal regarding the fines are pending, and others are under judicial discussion. With respect to the civil action, the Company appealed the ruling that was unfavorable in the lower court and monitors the use of the procedure that will be judged by the Regional Federal Court.	444	442

3) Other environmental matters	968	876

Total for environmental matters	2,354	2,173

30.4.	Class action and related proceedings

30.4.1.	Class action and related proceedings in the USA

Between December 8, 2014 and January 7, 2015, five putative securities class action complaints were filed against the Company, Petrobras International Finance Company S.A. (“PifCo”), Petrobras Global Finance B.V. (“PGF,” and collectively with the Company and PifCo, the “Petrobras Defendants”), certain underwriters of debt securities (the “Underwriter Defendants”), among other defendants (the “Defendants”), in the United States District Court for the Southern District of New York (“SDNY” or the “District Court”). These actions were consolidated on February 17, 2015 (the “Consolidated Securities Class Action” or “Class Action”). The Court appointed a lead plaintiff, Universities Superannuation Scheme Limited (“USS”), on March 4, 2015. In sum and substance, the complaints in the Consolidated Securities Class Action asserted claims under the Securities Exchange Act of 1934, as amended (the “Exchange Act”) and Securities Act of 1933, as amended (the “Securities Act”), alleging that in the Company’s press releases, filings with the U.S. Securities and Exchange Commission (the “SEC”) and other communications, the Company made materially false and misleading statements and omissions regarding the value of its assets, the amounts of the Company’s expenses and net income, the effectiveness of the Company’s internal controls over financial reporting, and the Company’s anti-corruption policies, due to the alleged corruption purportedly committed in connection with certain contracts, which allegedly artificially inflated the market value of the Company’s securities.

In addition to the Consolidated Securities Class Action, 33 lawsuits were filed by individual investors before the same judge in the SDNY, and one was filed in the United States District Court for the Eastern District of Pennsylvania (collectively, the “Individual Actions”), consisting of allegations similar to those in the Consolidated Securities Class Action.

Between August 2015 and December 2015, the Company and certain other defendants made motions to dismiss the complaints and amended complaints in the Consolidated Securities Class Action and certain of the Individual Actions. Certain, but not all, of the claims were definitively dismissed and others were dismissed but with leave to re-plead. Thus, the actions continued against the Company and other defendants with respect to certain claims. Following the motion to dismiss stage, the complaint that was then considered operative for the subsequent proceedings in the Class Action was the fourth consolidated amended complaint (“FAC”) filed on November 30, 2015 by plaintiff USS, Employees’ Retirement System of the State of Hawaii (“Hawaii”), North Carolina Department of State Treasurer (“North Carolina”) (collectively, “Class Plaintiffs”), and one other plaintiff whose claims were later dismissed.

The judge scheduled a consolidated trial for the Class Action and the Individual Actions to begin on September 19, 2016, except that the judge ordered that any Individual Actions filed in the SDNY after December 31, 2015 would be stayed in all respects until after the completion of the trial. Six of the Individual Actions have been stayed as a result of this order.

On February 2, 2016, the judge granted Class Plaintiffs’ motion for class certification, certifying a class under the Securities Act represented by Hawaii and North Carolina (the “Securities Act Class”) and a class under the Exchange Act represented by USS (the “Exchange Act Class”). The Securities Act Class was defined, in relevant part, as all purchasers who purchased or otherwise acquired debt securities issued by Petrobras, PifCo, and/or PGF, in domestic transactions, directly in, pursuant and/or traceable to public offerings on May 15, 2013 and March 11, 2014, and were damaged thereby. The Exchange Act Class was defined, in relevant part, as all purchasers who, between January 22, 2010 and July 28, 2015, purchased or otherwise acquired Petrobras securities, including debt securities issued by PifCo and/or PGF on the New York Stock Exchange or pursuant to other domestic transactions, and were damaged thereby.

On June 15, 2016, the United States Court of Appeals for the Second Circuit (“Second Circuit”) granted the Petrobras Defendants’ (and other defendants’) motion requesting interlocutory appellate review of the District Court’s class certification of the Class Action. The Petrobras Defendants (and other defendants) moved in District Court for a stay of all District Court proceedings, which the district judge denied on June 24, 2016 and, on June 27, 2016, the parties filed motions for summary judgment. The Petrobras Defendants (and other defendants)then moved in the Second Circuit for a stay of all District Court proceedings. On August 2, 2016, the Second Circuit granted the motion to stay all District Court proceedings during the pendency of the appeal.

Between on or about October 21, 2016 and September 13, 2017, Petrobras’ board of directors approved agreements to settle 21 of the Individual Actions (the “Settled Individual Actions”), leaving 13 remaining pending Individual Actions (six of which had been stayed since filed) (the “Pending Individual Actions”). The terms of the settlements for the Settled Individual Actions are confidential and Petrobras denies all allegations of wrongdoing. The settlements are aimed at eliminating the uncertainties, burdens and expense of ongoing litigation.

Based on the settlements reached in the Settled Individual Actions and advanced stages of negotiations in certain other Pending Individual Actions, the Company charged US$448 million to the statement of income as other income and expenses (US$ 76 in 2017 and US$ 372 in 2016).

On July 7, 2017, the Second Circuit vacated, in part, the class certification decision in the Class Action and remanded the case to the District Court for further proceedings. The Second Circuit partially granted the appeal by the Petrobras Defendants (and other defendants), reversing some aspects of the District Court’s ruling and affirming others. Among other issues, the Second Circuit ruled that the district judge failed to consider whether the question of whether the transactions occurred in the United States could be determined through a common set of evidence, and whether, if not, common issues would predominate over individual ones. The effect of the Second Circuit’s decision was to vacate the classes certified by the District Court pending additional proceedings in the District Court on remand.

On July 21, 2017, the Petrobras Defendants (and other defendants) filed a request for panel rehearing or en banc rehearing with the Second Circuit regarding portions of the Second Circuit’s decision affirming the District Court’s order, which was denied on August 24, 2017.

On November 1, 2017, the Petrobras Defendants (and other defendants) filed a petition for writ of certiorari in the United States Supreme Court appealing the Second Circuit’s decision. On November 3, 2017, the Second Circuit granted the Company’s unopposed motion to stay the mandate, which was filed by Petrobras on August 30, 2017.

At the end of December 2017, the Company signed an agreement in principle to settle the Consolidated Securities Class Action, which is still subject to court approval (the “Class Action Settlement”).

The Class Action Settlement is intended to resolve all pending and prospective claims by purchasers of Petrobras securities in the United States and by purchasers of Petrobras securities that are listed for trading or that clear or settle through the Depository Trust Company in the United States, including the Pending Individual Actions. Under the Class Action Agreement, the parties have agreed to the certification, for settlement purposes only, of a new class defined as all persons who (i) during the time Period between January 22, 2010 and July 28, 2015, inclusive (the “Class Period”), purchased or otherwise acquired Petrobras Securities, including debt securities issued by PifCo and/or PGF, on the New York Stock Exchange or pursuant to other Covered Transactions; and/or (ii) purchased or otherwise acquired debt securities issued by Petrobras, PifCo, and/or PGF, in Covered Transactions, directly in, pursuant and/or traceable to a May 13, 2013 public offering registered in the United States and/or a March 10, 2014 public offering registered in the United States before Petrobras made available to its security holders an earnings statement covering a period of at least twelve months beginning after the effective date of the offerings (i.e. before August 11, 2014 in the case of the May 13, 2013 public offering and before May 15, 2015 in the case of the March 10, 2014 public offering). Covered Transactions is defined to mean (i) any transaction in a Petrobras Security listed for trading on the New York Stock Exchange (“NYSE”); (ii) any transaction in a Petrobras Security that cleared or settled through the Depository Trust Company’s book-entry system; or (iii) any transaction in a Petrobras Security that otherwise qualifies as “domestic” under the Supreme Court’s decision in Morrison v. National Australia Bank, 561 U.S. 247 (2010). Excluded from the definition of Covered Transaction are purchases of any Petrobras Security on the Brazilian Stock Exchange (B3).

If approved, the Class Action Settlement eliminates the risk of an adverse judgment which, as Petrobras has previously reported, could have a material adverse effect on the Company and its financial situation, and puts an end to the uncertainties, burdens and costs of protracted litigation.

Under the Class Action Settlement, Petrobras (together with its subsidiary PGF) has agreed to pay US$ 2,950 to resolve claims in two installments of US$ 983 and a further installment of US$ 984. The first installment was paid on March 1, 2018. The second installment will be paid within 10 days of final approval of the Class Action Settlement. The third installment will be paid by the later of (i) six months after final approval, or (ii) January 15, 2019. Accordingly, the Company charged US$ 3,449 to its statement of income for the last quarter of 2017 as other expenses and income, taking into account the gross up of tax related to the Petrobras’s portion of the settlement.

On January 16, 2018, United States Supreme Court granted a joint motion to defer consideration of Petrobras’ petition for a writ of certiorari, pending final approval of the Class Action Settlement.

A stipulation between the settling parties containing the terms of the Class Action Settlement was submitted to the District Court for preliminary approval. On February 23, 2018, the District Court held a hearing on preliminary approval of the settlement, and subsequently granted preliminary approval on February 28, 2018. Notice is being provided to potential class members who will have an opportunity to opt out of the settlement and make any objections to the District Court, which the District Court will then review.

After the notice and objection period, the District Court is scheduled to hold a hearing on June 4, 2018 to determine whether to grant final approval of the Class Action Settlement. If final approval is not granted by the District Court, or if the settlement does not become final for any other reason, the Company will return to its position prior to the Class Action Settlement and, depending on the outcome of the subsequent litigation, the Company might be required to pay substantial amounts, which could have a material adverse effect on the Company’s financial condition, its consolidated results of operations or its consolidated cash flows for an individual reporting period.

Individuals are seeking measures against Petrobras in Brazil to annul and/or suspend the Class Action Settlement. No adverse action has been taken to date against the settlement.

The plaintiffs in the Pending Individual Actions will be eligible to participate in the settlement. These plaintiffs will also have the option to opt out of the Class Action Settlement and, if they do, any such actions will continue.

The Pending Individual Actions involve highly complex issues that are subject to substantial uncertainties and depend on a number of factors such as the novelty of the legal theories, the information produced in discovery, the timing of court decisions, rulings by the court on key issues, and analysis by retained experts. Except as set forth above, the Company is unable to determine at this time whether the plaintiffs in the Pending Individual Actions will determine to participate or not in the Class Action Agreement or to make a reliable estimate of eventual loss, if any, arising from certain Pending Individual Actions if they determine to opt out of the Class Action Agreement.

The Company intends to defend these actions vigorously.

30.4.2.	Class action in the Netherlands

On January 23, 2017, the Stichting Petrobras Compensation Foundation (“Foundation”) filed a class action before the district court in Rotterdam, in the Netherlands, against Petrobras and its subsidiaries Petrobras International Braspetro B.V. (PIBBV) and Petrobras Global Finance B.V. (PGF); joint venture Petrobras Oil & Gas B.V. (PO&G), and some former managers of Petrobras.

This Foundation allegedly represents an unidentified group of investors and demands judicial remedies for alleged damages caused to investors who purchased securities issued by Petrobras and PGF outside the United States, before July 28, 2015, due to alleged illegal acts. The Foundation also alleges financial losses are connected to the facts uncovered by the Lava-Jato investigation and to purported false and misleading financial information released by the Company.

Petrobras, PGF, PIBBV and PO&G filed their first response to the claim on May 3, 2017 (first docket date), presenting the law firms that will defend these companies and requesting a hearing to discuss some aspects of the case.

On August 23, 2017, a hearing was held at the District Court in Rotterdam to establish the timeframe for proceedings. The next steps are: (i) initial arguments by defendants in November 2017, (ii) the Foundation’s reply in March 2018, and (iii) the oral hearing on June 28, 2018. The Court ruling is expected to be presented in September 2018. Petrobras (and other defendants) presented preliminary defenses in November 29, 2017.

This class action involves complex issues that are subject to substantial uncertainties and depend on a number of factors such as the legitimacy of the Foundation as the plaintiffs’ attorney, the applicable rules to this complaint, the information produced in discovery, analysis by experts, the timing of court decisions and rulings by the court on key issues. Currently, it is not possible to determine if the Company will be responsible for the payment of compensation as a result of this action as this assessment depends on the outcome of these complex issues. Moreover, it is uncertain which investors are able to file complaints related to this matter against the Company.

In addition, the claims asserted are broad, span a multi-year period and involve a wide range of activities, and, at the current stage, the impacts of such claims are highly uncertain. The uncertainties inherent in all such matters affect the amount and timing of the ultimate resolution of these actions. As a result, the Company is unable to make a reliable estimate of eventual loss arising from this action. The Company is victim of the corruption scheme uncovered by the Lava-Jato investigation and aims to present and prove this condition before the Netherlands Authorities.

The uncertainties inherent in all such matters do not enable the Company to identify possible risks related to this action. Compensation for the alleged damages will only be determined by court rulings on complaints to be filed by individual investors, unless agreements to settle Opt-out Claims occur. The Foundation is not able to demand compensation for damages.

Petrobras and its subsidiaries deny the allegations presented by the Foundation and intend to defend themselves vigorously.

30.4.3.	Other Related Investor Claims

Petrobras is also currently a party to arbitration and judicial proceedings in Brazil, all of which are currently in their initial stages. In each case, the proceedings were brought by investors that purchased Petrobras’ shares traded in Brazilian Stock Exchange (B3), alleging damages caused by facts uncovered in the Lava Jato Operation.

30.5.	Contingent assets

30.5.1.	Recovery of PIS and COFINS

The Company filed civil lawsuits against the Federal Government claiming to recover PIS and COFINS paid over finance income and foreign exchange variation gains, claiming that paragraph 1 of article 3 of Law No. 9,718/98 is unconstitutional, comprising:

i) PIS: from February 1999 to November 2002; and

ii) COFINS: from February 1999 to January 2004.

The court granted the Company, in all of the lawsuits, the definitive right to recover those taxes, but it required prior examination and approval by the court of the settlement reports (court-ordered liquidation stage). In 2017, there were a settlement reports issued in favor of the Company relating to the most significant amount to be recovered, however their final approvals by the court are still pending.

As of December 31, 2017, the Company had non-current receivables of US$ 944 (US$ 980 as of December 31, 2016) related to PIS and COFINS, which are indexed to inflation.